CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Share capital	Share premium	Accumulated losses	Other reserves	Total equity attributable to owners of the parent	Total
Equity at beginning of period at Dec. 31, 2017	€ 3,216	€ 430,518	€ (102,962)	€ 11,764	€ 342,536	€ 342,536
Total comprehensive loss of the period			(66,641)		(66,641)	(66,641)
Share-based payment				19,183	19,183	19,183
Issue of share capital/ new shares	347	255,374			255,721	255,721
Transaction costs for equity issue		(14,655)			(14,655)	(14,655)
Exercise of stock options	34	2,217			2,251	2,251
Equity at end of period at Dec. 31, 2018	3,597	673,454	(169,603)	30,947	538,395	538,395
Total comprehensive loss of the period			(162,965)		(162,965)	(162,965)
Share-based payment				39,552	39,552	39,552
Issue of share capital/ new shares	637	678,299			678,936	678,936
Transaction costs for equity issue		(22,999)			(22,999)	(22,999)
Accounting treatment of the share subscription agreement		(24,948)			(24,948)	(24,948)
Exercise of stock options	42	4,733			4,775	4,775
Equity at end of period at Dec. 31, 2019	4,276	1,308,539	(332,568)	70,499	1,050,746	1,050,746
Total comprehensive loss of the period			(528,923)			(528,923)
Total comprehensive income after reserves					(528,923)	(528,923)
Share-based payment				84,479	84,479	84,479
Income tax benefit from excess tax deductions related to share-based payments				8,006	8,006	8,006
Issue of share capital/ new shares	421	731,125			731,546	731,546
Transaction costs for equity issue		(551)			(551)	(551)
Exercise of stock options	60	19,010			19,070	19,070
Equity at end of period at Dec. 31, 2020	€ 4,757	€ 2,058,123	€ (861,491)	€ 162,984	€ 1,364,373	€ 1,364,373